Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock		Additional paid-in capital	Accumulated deficits	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2022		$ 162,468		$ 30,642,840	$ (15,678,361)	$ 956,142	$ 16,083,089
Balance (in Shares) at Mar. 31, 2022	[1]	10,157
Net loss					(5,934,772)		(5,934,772)
Shares issued as employee incentives		$ 24,377		530,194			554,571
Shares issued as employee incentives (in Shares)	[1]	1,524
Shares issued under share purchase agreements		$ 267,995		2,926,832			3,194,827
Shares issued under share purchase agreements (in Shares)	[1]	16,750
Shares subscribed				(1,000,000)			(1,000,000)
Share issuance due to reverse-split round up
Share issuance due to reverse-split round up (in Shares)	[1]	56
Issuance of shares for convertible note principal and interest partial settlement		$ 458,945		2,488,348			2,947,293
Issuance of shares for convertible note principal and interest partial settlement (in Shares)	[1]	28,684
Foreign currency translations						(1,153,713)	(1,153,713)
Balance at Mar. 31, 2023		$ 913,785		35,588,214	(21,613,133)	(197,571)	14,691,295
Balance (in Shares) at Mar. 31, 2023	[1]	57,171
Net loss					(3,098,532)		(3,098,532)
Shares issued as employee incentives		$ 370,632		(18,532)			352,100
Shares issued as employee incentives (in Shares)	[1]	23,165
Issuance of shares for convertible notes		$ 3,067,873		(254,066)			2,813,807
Issuance of shares for convertible notes (in Shares)	[1]	191,744
Elimination of par value		$ 35,315,616		(35,315,616)
Share issuance due to reverse-split round up
Share issuance due to reverse-split round up (in Shares)	[1]	5,196
Foreign currency translations						(828,224)	(828,224)
Balance at Mar. 31, 2024		$ 39,667,906			(24,711,665)	(1,025,795)	$ 13,930,446
Balance (in Shares) at Mar. 31, 2024		277,276	[1]				13,763,268	[2]
Net loss					(3,303,652)		$ (3,303,652)
Issuance of shares for convertible notes		$ 2,102,704					2,102,704
Issuance of shares for convertible notes (in Shares)	[1]	445,770
Shares issued under share purchase agreements		$ 2,759,991					2,759,991
Shares issued under share purchase agreements (in Shares)	[1]	13,000,000
Share issuance due to reverse-split round up
Share issuance due to reverse-split round up (in Shares)	[1]	40,222
Foreign currency translations						(49,727)	(49,727)
Balance at Mar. 31, 2025		$ 44,530,601			$ (28,015,317)	$ (1,075,522)	$ 15,439,762
Balance (in Shares) at Mar. 31, 2025		13,763,268	[1]				13,763,268	[2]

[1]	Retrospectively restated for effect of reverse stock splits on May 19, 2022, October 5, 2023 and February 25, 2025.
[2]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025.